Related Party Disclosures	12 Months Ended
Dec. 31, 2018
Related Party Disclosures [Abstract]
Related Party Disclosures
13.	Related party disclosures

Compensation to key management personnel of the Company:

($000s)	2018	2017
Compensation of directors:
Directors fees	342	329
Stock-based compensation	707	1,024
	1,049	1,353

Compensation of key management personnel:
Salaries and consulting fees	4,416	3,712
Stock-based compensation	3,453	4,817
	7,869	8,529
	8,918	9,882

During 2018, other than compensation paid to key management personnel, a private company controlled by an officer was paid $200,400 (2017 -$200,400) for legal services rendered. These transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.